Revenue (Narrative) (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue not yet recognized	$ 261,815	$ 496,199	$ 625,177
Within 12 months [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue expected to be recognized	100.00%
Customer One [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	36.00%	23.00%	41.00%
Customer Two [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	20.00%	18.00%